Note 13 - Capital Stock - Capital Stock Issued and Outstanding (Details) $ in Thousands	Dec. 31, 2022 USD ($) shares
Capital stock issued and outstanding, shares (in shares) | shares	44,226,493
Capital stock issued and outstanding, amount | $	$ 813,029